Summary of significant accounting policies - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	$ 30,593	$ 33,767	$ 140,856
U.S. treasury securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds		3,473
Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial assets	81,558	95,737	140,856
Fair Value, Recurring | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	30,593	33,767	140,856
Fair Value, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial assets	81,558	95,737	140,856
Fair Value, Recurring | Level 1 | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	30,593	33,767	140,856
Fair Value, Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial assets	0	0	0
Fair Value, Recurring | Level 2 | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	0	0	0
Fair Value, Recurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total financial assets	0	0	0
Fair Value, Recurring | Level 3 | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money market funds	0	0	0
Fair Value, Recurring | U.S. treasury securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. treasury securities	50,965	61,970
Fair Value, Recurring | U.S. treasury securities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. treasury securities	50,965	61,970
Fair Value, Recurring | U.S. treasury securities | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. treasury securities	0	0	0
Fair Value, Recurring | U.S. treasury securities | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
U.S. treasury securities	$ 0	$ 0	$ 0